Ordinary Shares	12 Months Ended
Apr. 30, 2019
Equity [Abstract]
Ordinary Shares

10. Ordinary Shares

The Company’s articles of association designated and authorized the Company to issue 72 million ordinary shares with a par value of €0.001 per share up until immediately prior to the completion of the IPO at which time the authorized ordinary shares increased to 165 million.  In addition, the par value per ordinary share was changed from €0.001 per share to €0.01 per share as required by Dutch law at the time of the Company’s conversion into a Dutch public limited company (naamloze vennootschap).

Each holder of ordinary shares has the right to one vote per ordinary share. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of shares outstanding having priority rights to dividends. No dividends have been declared by the Company’s board of directors from inception through the year ended April 30, 2019.

Ordinary Shares Reserved for Issuance

The Company had reserved shares of ordinary shares for issuance as follows:

	As of April 30,
	2019	2018
Conversion of Series A redeemable preference shares	-	10,228,680
Conversion of Series B redeemable preference shares	-	6,071,373
Conversion of Series C redeemable preference shares	-	5,820,722
Conversion of Series C-1 redeemable preference shares	-	3,273,459
Conversion of Series D redeemable preference shares	-	3,545,232
Options issued and outstanding	22,866,438	22,237,484
RSUs issued and outstanding	740,467	-
Remaining shares available for future issuance under the 2012 Plan	9,649,123	2,061,282
Total ordinary shares reserved	33,256,028	53,238,232

Early Exercised Options

Certain ordinary share option holders have the right to exercise unvested options, subject to a repurchase right held by the Company at the original exercise price, in the event of voluntary or involuntary termination of employment of the shareholder. As of April 30, 2019 and 2018, there were zero and 148,630 shares, respectively, of unvested ordinary shares that had been early exercised and were subject to repurchase. The proceeds related to unvested ordinary shares are recorded as liabilities until the stock vests, at which point they are transferred to additional paid-in capital.

Shares issued for the early exercise of options are included in issued and outstanding shares as they are legally issued and outstanding.